Intangible Assets - Schedule of Changes in Goodwill (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 536
Balance at end of year	365	R 536
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	520
Balance at end of year	333	520
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	2,675
Balance at end of year	2,675	2,675
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(2,155)	(2,155)
Impairment	(187)	0
Balance at end of year	(2,342)	(2,155)
Bambanani | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	218
Balance at end of year	31	218
Bambanani | Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment	(187)
Moab Khotsong | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	302
Balance at end of year	R 302	R 302